17A. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Sep. 30, 2012
Operating loss before tax	$ 1,522,000
US [Member]
Operating loss before tax	11,877,200
Non- US [Member]
Operating loss before tax	$ 11,877,200